Description of Business (Details)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 25, 2019	Nov. 15, 2018 Vessel	Dec. 31, 2018 USD ($) Vessel
Number of vessels Owned		19	38
Weighted average age, weighted by TEU capacity			11 years
Poseidon Transaction [Member]
Number of vessels purchased		20
Number of vessels Owned		19
All Subsidiaries [Member]
Ownership Interest			100.00%
Argos [Member] | Poseidon Transaction [Member]
Number of vessels to be sold		1
Reverse Stock Split [Member] | Common Shares [Member] | Subsequent Event [Member]
Shareholders' Equity, Reverse Stock Split	On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight.
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio	8
CMA CGM [Member]
Duration of agreement			5 years
Charter hire daily rate | $			$ 25,910